Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents
Cash	€ 746,851	€ 768,706
Securities and time deposits	334,688	239,017
Cash and cash equivalents	1,081,539	1,007,723	€ 2,145,632	€ 978,109
Restricted cash	€ 5,807	€ 18,820